Variable Interest Entities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and cash equivalents		$ 26,926	$ 27,354
Accounts receivable		136,098	111,226	$ 80,400
Inventories		36,476	34,529
Property and equipment, net		31,980	32,648
Prepaid expenses and other current assets		2,670	3,277
Goodwill and intangibles, net		1,230	1,112
Other receivables		28,201	25,078
Other assets		5,199	3,111
Total assets		326,228	248,298
Liabilities [Abstract]
Accounts payable	[1]	106,495	92,908
Accrued compensation and benefits		7,466	8,901
Accrued other		17,800	13,792
Medicare advance payment		0	3,742
Other long-term liabilities		5,749	5,717
Total liabilities		264,212	188,754
AON Partners and Partners of Maryland [Member]
Assets [Abstract]
Cash and cash equivalents		26,844	24,074
Accounts receivable		136,098	111,183
Inventories		36,476	34,529
Property and equipment, net		0	108
Prepaid expenses and other current assets		846	374
Goodwill and intangibles, net		180	180
Other receivables		28,139	24,950
Other assets		1,489	1,241
Total assets		230,072	196,639
Liabilities [Abstract]
Accounts payable		102,783	89,275
Accrued compensation and benefits		6,021	6,504
Accrued other		15,926	9,346
Medicare advance payment		0	3,742
Other long-term liabilities		452	81
Due to AON and subsidiaries, net		128,204	102,090
Total liabilities		$ 253,386	$ 211,038

[1]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively